Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, authorized	10,000,000	10,000,000
Ordinary shares, issued	7,670,033	7,670,033
Ordinary shares, outstanding	6,709,528	6,899,515
Ordinary shares, treasury shares	960,505	770,518